Portfolio of Investments
Columbia Select International Equity Fund, November 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.6%
Issuer	Shares	Value ($)
Australia 2.8%
CSL Ltd.	37,205	7,139,454
Canada 2.8%
Suncor Energy, Inc.	233,497	7,330,291
China 0.0%
China Milk Products Group Ltd.(a),(b),(c)	7,426,000	5
Denmark 2.9%
Novo Nordisk A/S, Class B	81,419	4,576,738
Ørsted A/S	33,201	3,059,910
Total		7,636,648
France 11.9%
Airbus Group SE	39,683	5,831,209
BNP Paribas SA	49,209	2,758,741
EssilorLuxottica SA	34,993	5,435,126
L’Oreal SA	21,292	6,070,845
Pernod Ricard SA	25,444	4,674,124
Total SA	116,909	6,132,436
Total		30,902,481
Germany 4.7%
Adidas AG	13,930	4,339,667
Deutsche Telekom AG, Registered Shares	365,030	6,128,655
Knorr-Bremse AG	17,983	1,749,150
Total		12,217,472
Hong Kong 1.2%
AIA Group Ltd.	316,400	3,166,280
India 1.1%
HDFC Bank Ltd.	156,000	2,765,250
Indonesia 1.6%
PT Bank Rakyat Indonesia Persero Tbk	13,851,700	4,013,105
Ireland 4.7%
CRH PLC	250,410	9,580,329
Ryanair Holdings PLC, ADR(b)	30,778	2,564,423
Total		12,144,752
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 29.6%
Bridgestone Corp.	91,400	3,655,761
Capcom Co., Ltd.	192,800	4,631,146
Daikin Industries Ltd.	34,200	4,926,893
Hoya Corp.	47,300	4,321,511
Keyence Corp.	8,600	2,944,630
Koito Manufacturing Co., Ltd.	69,700	3,595,251
Kubota Corp.	377,200	5,823,908
Nidec Corp.	25,900	3,833,502
Nihon M&A Center, Inc.	182,400	6,082,707
Nintendo Co., Ltd.	8,700	3,368,950
Pigeon Corp.	60,100	2,796,624
Recruit Holdings Co., Ltd.	63,700	2,309,021
Rohm Co., Ltd.	49,800	4,192,221
SCSK Corp.	82,000	4,294,400
Sony Corp.	43,800	2,779,457
Terumo Corp.	174,100	6,115,057
Toyota Motor Corp.	101,600	7,107,803
Yaskawa Electric Corp.	113,700	4,182,687
Total		76,961,529
Malta 0.0%
BGP Holdings PLC(a),(b),(c)	2,232,232	2
Netherlands 5.2%
ASML Holding NV	24,571	6,660,818
ING Groep NV	597,887	6,875,582
Total		13,536,400
Singapore 1.4%
DBS Group Holdings Ltd.	194,100	3,582,111
South Korea 0.8%
Samsung Electronics Co., Ltd.	47,743	2,040,960
Spain 2.2%
Industria de Diseno Textil SA	182,122	5,666,645
Sweden 1.6%
Hexagon AB, Class B	72,652	4,107,389
Switzerland 8.7%
Nestlé SA, Registered Shares	57,820	6,004,308
Columbia Select International Equity Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Select International Equity Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Roche Holding AG, Genusschein Shares	36,073	11,121,052
Sika AG	32,021	5,571,851
Total		22,697,211
United Kingdom 15.4%
3i Group PLC	247,747	3,429,713
DCC PLC	31,689	2,705,865
Ferguson PLC	48,304	4,205,729
HSBC Holdings PLC	804,701	5,995,103
Legal & General Group PLC	1,705,927	6,190,770
M&G PLC(b)	93,231	284,559
RELX PLC	230,473	5,583,593
Rio Tinto PLC	93,343	5,081,487
TechnipFMC PLC	239,589	4,479,149
Common Stocks (continued)
Issuer	Shares	Value ($)
Unilever PLC	33,863	2,005,960
Total		39,961,928
Total Common Stocks (Cost $209,966,458)		255,869,913

Money Market Funds 0.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.745%(d),(e)	96,976	96,976
Total Money Market Funds (Cost $96,966)		96,976
Total Investments in Securities (Cost $210,063,424)		255,966,889
Other Assets & Liabilities, Net		3,650,454
Net Assets		$259,617,343

Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2019, the total value of these securities amounted to $7, which represents less than 0.01% of total net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at November 30, 2019.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.745%
	1,697,978	56,311,613	(57,912,615)	96,976	355	10	99,558	96,976
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Select International Equity Fund | Quarterly Report 2019